UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/14

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund

Dreyfus Growth Allocation Fund

Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2014 (Unaudited)

Registered Investment Companies--100.0%	Shares		Value ($)
Domestic Fixed Income--46.4%
Dreyfus Bond Market Index Fund,
BASIC Shares	394,516	a	4,205,538
Dreyfus High Yield Fund, Cl. I	370,456	a	2,445,008
Dreyfus Intermediate Term Income
Fund, Cl. Y	547,393		7,674,447
Dreyfus Short Duration Bond Fund,
Cl. Y	446,885	a	4,661,006
			18,985,999
Domestic Equity--34.4%
Dreyfus Appreciation Fund, Cl. Y	40,992	a	2,328,762
Dreyfus Disciplined Stock Fund	37,093	a	1,427,695
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	19,293	a	832,500
Dreyfus Research Growth Fund, Cl.
Y	191,210	a	2,829,914
Dreyfus Small Cap Stock Index Fund	26,339	a	799,395
Dreyfus Strategic Value Fund, Cl.
Y	51,207	a	2,263,350
Dreyfus Structured Midcap Fund,
Cl. Y	24,247		825,123
Dreyfus U.S. Equity Fund, Cl. Y	95,411	a	1,986,456
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	42,871	a	810,256
			14,103,451
Foreign Equity--9.0%
Dreyfus Emerging Markets Fund, Cl.
Y	41,098	a	412,625
Dreyfus Global Real Estate
Securities Fund, Cl. Y	96,443	a	894,029
Dreyfus International Equity Fund,
Cl. I	10,794	a	385,888
Dreyfus International Stock Index
Fund	35,993	a	597,129
Dreyfus International Value Fund,
Cl. I	26,937	a	322,439
Dreyfus/Newton International
Equity Fund, Cl. Y	29,935	a	614,265
International Stock Fund, Cl. Y	30,399	a	460,541
			3,686,916
Foreign Fixed Income--10.2%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	150,068	a	2,003,402
Dreyfus International Bond Fund,
Cl. Y	129,522	a	2,168,205
			4,171,607
Total Investments (cost $36,967,515)	100.0%		40,947,973
Cash and Receivables (Net)	.0%		2,148
Net Assets	100.0%		40,950,121

a	Investment in affiliated mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $3,980,458 of which $4,128,587 related to appreciated investment securities and $148,129 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	80.8

Mutual Funds: Foreign	19.2
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	40,947,973	-	-	40,947,973

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2014 (Unaudited)

Registered Investment Companies--100.0%	Shares		Value ($)
Domestic Fixed Income--22.6%
Dreyfus Bond Market Index Fund,
BASIC Shares	42,287	a	450,777
Dreyfus High Yield Fund, Cl. I	67,055	a	442,561
Dreyfus Intermediate Term Income
Fund, Cl. Y	97,061	a	1,360,794
Dreyfus Short Duration Bond Fund,
Cl. Y	307,269	a	3,204,816
			5,458,948
Domestic Equity--55.6%
Dreyfus Appreciation Fund, Cl. Y	38,336	a	2,177,854
Dreyfus Disciplined Stock Fund	34,285	a	1,319,612
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	21,001	a	906,208
Dreyfus Research Growth Fund, Cl.
Y	197,792	a	2,927,322
Dreyfus Small Cap Stock Index Fund	24,486	a	743,136
Dreyfus Strategic Value Fund, Cl.
Y	45,974	a	2,032,065
Dreyfus Structured Midcap Fund,
Cl. Y	22,584	a	768,518
Dreyfus U.S. Equity Fund, Cl. Y	87,972	a	1,831,584
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	39,983	a	755,671
			13,461,970
Foreign Equity--18.8%
Dreyfus Emerging Markets Fund, Cl.
Y	57,920	a	581,516
Dreyfus Global Real Estate
Securities Fund, Cl. Y	152,716	a	1,415,679
Dreyfus International Equity Fund,
Cl. I	11,877	a	424,595
Dreyfus International Stock Index
Fund	38,719	a	642,347
International Stock Fund, Cl. Y	32,686	a	495,186
Dreyfus International Value Fund,
Cl. I	27,927	a	334,291
Dreyfus/Newton International
Equity Fund, Cl. Y	32,145	a	659,610
			4,553,224
Foreign Fixed Income--3.0%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	26,405	a	352,507
Dreyfus International Bond Fund,
Cl. Y	22,943	a	384,058

		736,565
Total Investments (cost $19,365,488)	100.0%	24,210,707
Liabilities, Less Cash and Receivables	(.0%)	(785)
Net Assets	100.0%	24,209,922

a	Investment in affiliated mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $4,845,219 of which $4,885,442 related to appreciated investment securities and $40,223 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	78.2
Mutual Funds: Foreign	21.8
100.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	24,210,707	-	-	24,210,707

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2014 (Unaudited)

Registered Investment Companies--99.8%	Shares		Value ($)
Domestic Equity--50.0%
Dreyfus Appreciation Fund, Cl. Y	107,285	a	6,094,860
Dreyfus Disciplined Stock Fund	95,866	a	3,689,884
Dreyfus Emerging Markets Fund, Cl.
Y	167,570	a	1,682,399
Dreyfus Global Real Estate
Securities Fund, Cl. Y	348,952	a	3,234,783
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	45,788	a	1,975,734
Dreyfus Research Growth Fund, Cl.
Y	521,917	a	7,724,367
Dreyfus Small Cap Stock Index Fund	66,332	a	2,013,191
Dreyfus Strategic Value Fund, Cl.
Y	130,543	a	5,770,006
Dreyfus Structured Midcap Fund,
Cl. Y	61,567	a	2,095,121
Dreyfus U.S. Equity Fund, Cl. Y	243,397	a	5,067,525
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	107,609	a	2,033,808
			41,381,678
Domestic Fixed Income--34.8%
Dreyfus Bond Market Index Fund,
BASIC Shares	445,952	a	4,753,850
Dreyfus High Yield Fund, Cl. I	476,535	a	3,145,134
Dreyfus Intermediate Term Income
Fund, Cl. Y	715,256	a	10,027,883
Dreyfus Short Duration Bond Fund,
Cl. Y	1,036,043	a	10,805,927
			28,732,794
Foreign Equity--8.4%
Dreyfus International Equity Fund,
Cl. I	31,820	a	1,137,552
Dreyfus International Stock Index
Fund	105,737	a	1,754,177
Dreyfus International Value Fund,
Cl. I	79,437	a	950,864
Dreyfus/Newton International
Equity Fund, Cl. Y	87,251	a	1,790,385
International Stock Fund, Cl. Y	88,772	a	1,344,896
			6,977,874
Foreign Fixed Income--6.6%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	195,341	a	2,607,798
Dreyfus International Bond Fund,
Cl. Y	168,892	a	2,827,246
			5,435,044

Total Investments (cost $71,895,324)	99.8%	82,527,390
Cash and Receivables (Net)	.2%	156,209
Net Assets	100.0%	82,683,599

a	Investment in affiliated mutual fund.

At November 30, 2014, net unrealized appreciation on investments was $10,632,066 of which $10,889,400 related to appreciated investment securities and $257,334 related to depreciated investment securities. At November 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	84.8
Mutual Funds: Foreign	15.0
99.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds+	82,527,390	-	-	82,527,390

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)